General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses
Staff costs	$ 4,282,435	$ 7,592,934	$ 2,863,734
Depreciation of right-of-use assets	225,085	177,107	364,116
Depreciation of property and equipment	188,003	256,666	356,288
Amortization of intangible assets	32,457	36,372	32,375
General and administrative expenses	6,759,115	11,126,656	9,785,735
General and administrative expenses
General and administrative expenses
Staff costs	3,853,036	7,543,521	2,825,482
Professional fees	969,105	1,242,604	1,622,712
Technology costs	518,438	750,033	1,118,557
Other expenses	367,523	253,982	167,413
Rent expense	265,581	53,203	56,755
Insurance	254,664	659,280	3,213,714
Depreciation of right-of-use assets	225,085	97,200	127,979
Depreciation of property and equipment	188,003	96,727	100,691
Travel and accommodation	65,851	72,996	55,990
Amortization of intangible assets	32,457	36,372	32,375
Outsourced employees	13,354	265,837	378,028
Entertainment	3,768	14,624	19,748
Utilities	2,250	40,277	45,255
Customer experience costs			21,036
General and administrative expenses	$ 6,759,115	$ 11,126,656	$ 9,785,735